American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2026

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 79.4%
Angola — 1.4%
Angola Government International Bonds, 9.24%, 1/15/31(1)		500,000	524,347
Angola Government International Bonds, 9.375%, 3/31/33(1)		1,700,000	1,755,991
Angola Government International Bonds, 9.875%, 10/15/35(1)		3,200,000	3,368,826
Angola Government International Bonds, 9.875%, 3/31/37(1)		700,000	727,563
			6,376,727
Argentina — 2.7%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		12,650,000	10,031,450
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.05%, 5/13/36(1)		1,000,000	977,250
Provincia de Cordoba, 8.60%, 2/3/35(1)		1,200,000	1,193,701
			12,202,401
Bahrain — 2.2%
Bahrain Government International Bonds, 7.375%, 5/14/30(1)		1,300,000	1,290,370
Bahrain Government International Bonds, 5.625%, 9/30/31(1)		3,800,000	3,487,088
Bahrain Government International Bonds, 7.125%, 6/10/36(1)		1,300,000	1,230,029
Bahrain Government International Bonds, 6.625%, 10/6/37(1)		1,200,000	1,081,930
Bahrain Government International Bonds, 7.10%, 2/3/38(1)		1,100,000	1,024,342
Bahrain Government International Bonds, 6.00%, 9/19/44(1)		2,100,000	1,685,560
			9,799,319
Benin — 0.3%
Benin Government International Bonds, 7.96%, 2/13/38(1)		1,200,000	1,244,512
Bolivia — 0.9%
Bolivia Government International Bonds, 9.45%, 5/14/31(1)		4,100,000	4,166,625
Brazil — 0.6%
Brazil Government International Bonds, 4.00%, 4/23/30	EUR	2,200,000	2,515,640
Chile — 3.1%
Chile Government International Bonds, 2.55%, 1/27/32		9,000,000	7,879,500
Chile Government International Bonds, 4.375%, 8/3/38(2)	EUR	1,000,000	1,138,505
Chile Government International Bonds, 4.34%, 3/7/42		6,000,000	5,076,000
			14,094,005
Colombia — 4.2%
Barranquilla Distrito Especial Industrial y Portuario, 7.35%, 7/23/31(1)		3,500,000	3,600,625
Colombia Government International Bonds, 7.75%, 11/7/36		6,205,000	6,645,555
Colombia TES, 12.50%, 2/27/30	COP	13,600,000,000	4,298,570
Colombia TES, 7.25%, 10/18/34	COP	18,900,000,000	4,515,124
			19,059,874
Congo — 0.1%
Government Of Republic Of The Congo, 9.50%, 4/16/37(1)		600,000	627,622
Costa Rica — 1.4%
Costa Rica Government International Bonds, 6.125%, 2/19/31(1)		4,000,000	4,097,000
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		2,050,000	2,224,506
			6,321,506
Dominican Republic — 2.6%
Dominican Republic International Bonds, 4.50%, 1/30/30		2,930,000	2,806,207
Dominican Republic International Bonds, 6.95%, 3/15/37(1)		6,100,000	6,267,750
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		3,050,000	2,587,163
			11,661,120
Ecuador — 2.4%
Ecuador Government International Bonds, 0.00%, 7/31/30(1)(3)		2,000,000	1,700,500

Ecuador Government International Bonds, 9.25%, 1/29/39(1)		2,450,000	2,443,875
Ecuador Government International Bonds, VRN, 6.90%, 7/31/35		7,347,960	6,624,186
			10,768,561
Egypt — 2.5%
Egypt Government International Bonds, 7.30%, 9/30/33(1)		8,600,000	8,437,482
Egypt Government International Bonds, 8.50%, 1/31/47(1)		2,875,000	2,700,836
			11,138,318
El Salvador — 0.3%
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		1,100,000	1,180,597
Ghana — 0.7%
Ghana Government International Bonds, 0.00%, 1/3/30(1)(3)		262,264	230,570
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,216,050	1,192,704
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)		1,850,000	1,695,162
			3,118,436
Guatemala — 1.1%
Guatemala Government Bonds, 7.05%, 10/4/32		2,820,000	3,002,243
Guatemala Government Bonds, 6.125%, 6/1/50		2,000,000	1,922,000
			4,924,243
Honduras — 0.3%
Honduras Government International Bonds, 6.40%, 7/29/36(1)		1,400,000	1,395,100
Hungary — 3.2%
Hungary Government Bonds, 6.75%, 7/23/31	HUF	1,630,000,000	5,416,785
Hungary Government Bonds, 7.00%, 10/24/35	HUF	873,300,000	3,042,018
Hungary Government International Bonds, 6.00%, 9/26/35(1)		6,000,000	6,118,750
			14,577,553
Indonesia — 4.0%
Indonesia Government International Bonds, 3.75%, 10/16/33	EUR	3,100,000	3,402,726
Indonesia Government International Bonds, 5.69%, 5/29/36		1,500,000	1,497,463
Indonesia Government International Bonds, 4.97%, 3/4/46	EUR	1,000,000	1,093,061
Indonesia Government International Bonds, 5.45%, 9/20/52		890,000	801,909
Indonesia Treasury Bonds, 5.875%, 3/15/31	IDR	162,000,000,000	8,504,185
Perusahaan Penerbit SBSN Indonesia III, 4.50%, 12/1/30(1)		2,500,000	2,453,113
			17,752,457
Iraq — 0.0%
Iraq International Bonds, 5.80%, 1/15/28		150,000	148,874
Ivory Coast — 1.0%
Ivory Coast Government International Bonds, 7.625%, 1/30/33(1)		900,000	944,634
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	2,045,933
Ivory Coast Government International Bonds, 6.75%, 2/25/41(1)		1,500,000	1,408,307
			4,398,874
Jamaica — 0.1%
Jamaica Government International Bonds, 8.00%, 3/15/39		500,000	594,050
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(1)		610,000	590,469
Kazakhstan — 1.3%
Development Bank of Kazakhstan JSC, 16.95%, 5/8/29(1)	KZT	1,090,000,000	2,338,365
Kazakhstan Government International Bonds, 4.41%, 10/28/30(1)		2,400,000	2,345,745
Kazakhstan Government International Bonds, 5.50%, 7/1/37(1)		1,300,000	1,293,110
			5,977,220
Kenya — 1.1%
Republic of Kenya Government International Bonds, 7.875%, 2/26/34(1)		1,400,000	1,353,964
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(1)		3,450,000	3,563,905
			4,917,869
Lebanon — 0.4%
Lebanon Government International Bonds, 6.65%, 11/3/28(4)(9)		6,500,000	1,790,933

Malaysia — 0.7%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	12,500,000	3,079,027
Mexico — 3.9%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		3,659,000	3,657,170
Mexico Bonos, 8.00%, 2/21/36	MXN	52,770,000	2,821,692
Mexico Bonos, 7.75%, 11/13/42	MXN	55,300,000	2,695,768
Mexico Government International Bonds, 6.25%, 8/27/37		1,577,000	1,537,186
Mexico Government International Bonds, 5.375%, 5/16/40	EUR	2,000,000	2,251,465
Mexico Government International Bonds, 7.375%, 5/13/55		4,300,000	4,365,575
			17,328,856
Mongolia — 0.2%
Development Bank of Mongolia LLC, 6.90%, 7/2/31(1)		678,000	672,437
Morocco — 0.6%
Morocco Government International Bonds, 3.00%, 12/15/32(1)		900,000	774,009
Morocco Government International Bonds, 4.75%, 5/26/34(1)	EUR	1,000,000	1,152,273
Morocco Government International Bonds, 5.50%, 12/11/42(1)		900,000	830,056
			2,756,338
Nigeria — 2.6%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		10,500,000	10,771,605
Nigeria Government International Bonds, 8.63%, 1/13/36(1)		700,000	762,143
			11,533,748
Oman — 1.3%
Oman Government International Bonds, 6.75%, 1/17/48(1)		5,800,000	6,041,724
Pakistan — 1.7%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		7,715,000	7,765,208
Panama — 2.9%
Panama Government International Bonds, 3.16%, 1/23/30		3,030,000	2,830,020
Panama Government International Bonds, 6.875%, 1/31/36		4,749,000	5,060,653
Panama Government International Bonds, 5.66%, 2/23/38		1,000,000	970,500
Panama Government International Bonds, 6.85%, 3/28/54		4,070,000	4,199,223
			13,060,396
Paraguay — 1.2%
Paraguay Government International Bonds, 8.50%, 4/4/38(1)	PYG	20,000,000,000	3,233,109
Paraguay Government International Bonds, 6.65%, 3/4/55(1)		2,000,000	2,049,720
			5,282,829
Peru — 1.6%
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	2,991,750
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,664,900
Peru Government International Bonds, 6.20%, 6/30/55		1,600,000	1,580,800
			7,237,450
Philippines — 1.7%
Philippines Government International Bonds, 5.00%, 1/27/36		1,500,000	1,437,065
Philippines Government International Bonds, 5.33%, 6/24/36		1,300,000	1,273,998
Philippines Government International Bonds, 5.18%, 9/5/49		5,500,000	4,814,124
			7,525,187
Poland — 2.3%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,840,834
Republic of Poland Government International Bonds, 5.375%, 2/12/35		5,400,000	5,395,168
			10,236,002
Romania — 2.5%
Romania Government International Bonds, 6.00%, 5/25/34(1)		10,060,000	9,868,050
Romania Government International Bonds, 5.75%, 7/4/36(1)		1,200,000	1,133,333
			11,001,383
Saudi Arabia — 1.5%
Saudi Government International Bonds, 5.75%, 1/16/54(1)		7,230,000	6,643,449

Senegal — 0.2%
Senegal Government International Bonds, 7.75%, 6/10/31		700,000	379,674
Senegal Government International Bonds, 6.25%, 5/23/33(1)		900,000	473,978
			853,652
Serbia — 0.5%
Serbia International Bonds, 6.50%, 9/26/33(1)		2,360,000	2,448,099
South Africa — 2.9%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	106,832,000	6,299,593
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(1)		2,700,000	2,832,467
Republic of South Africa Government International Bonds, 7.95%, 11/19/54(1)		400,000	416,617
Republic of South Africa Government International Bonds, 7.25%, 12/11/55(1)		3,700,000	3,540,811
			13,089,488
Sri Lanka — 1.6%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		1,353,380	1,302,062
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		4,377,739	4,169,162
Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		482	485
Sri Lanka Government International Bonds, VRN, 3.60%, 2/15/38(1)		1,700,000	1,714,570
			7,186,279
Suriname — 0.2%
Suriname Government International Bonds, 8.50%, 11/6/35(1)		700,000	752,500
Trinidad and Tobago — 0.7%
Trinidad & Tobago Government International Bonds, 6.50%, 1/28/36(1)		2,350,000	2,369,975
Trinidad & Tobago Government International Bonds, 6.20%, 7/16/38(1)		850,000	832,150
			3,202,125
Turkey — 5.5%
Hazine Mustesarligi Varlik Kiralama AS, 6.70%, 7/2/32(1)		1,700,000	1,691,289
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	541,405,000	9,962,128
Turkiye Government International Bonds, 5.95%, 1/15/31		4,500,000	4,378,836
Turkiye Government International Bonds, 7.625%, 5/15/34		7,230,000	7,425,905
Turkiye Government International Bonds, 6.95%, 9/16/35		400,000	391,180
Turkiye Government International Bonds, 6.00%, 1/14/41		750,000	643,498
			24,492,836
Ukraine — 1.5%
Ukraine Government International Bonds, VRN, 4.00%, 2/1/32(1)		1,600,000	1,329,811
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		3,361,310	2,016,557
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35		762,972	527,049
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35(1)		124,397	85,932
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36(1)		3,177,710	2,170,708
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36		1,089,960	744,557
			6,874,614
Uruguay — 2.3%
Oriental Republic of Uruguay, 5.25%, 9/10/60		4,400,000	3,874,816
Uruguay Government International Bonds, 5.75%, 10/28/34		4,400,000	4,518,800
Uruguay Government International Bonds, 8.00%, 10/29/35(2)	UYU	80,000,000	2,026,885
			10,420,501
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.95%, 5/25/32(1)		2,200,000	2,331,661
Venezuela — 0.5%
Venezuela Government International Bonds, 11.95%, 8/5/31(4)(9)		4,100,000	2,252,950
Zambia — 0.3%
Zambia Government International Bonds, VRN, 5.75%, 6/30/33(1)		1,342,650	1,315,760
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $343,683,668)			356,727,404

CORPORATE BONDS — 12.4%
Angola — 0.4%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	1,000,000	1,015,773
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	817,000	831,682
		1,847,455
Brazil — 0.6%
Minerva Luxembourg SA, 4.375%, 3/18/31(1)(5)	1,000,000	876,776
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	500,000	476,725
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,441,000	1,437,758
		2,791,259
Chile — 0.3%
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(1)	1,500,000	1,541,850
Colombia — 0.4%
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	454,000	438,954
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	424,000	410,681
Promigas SA ESP/Gases del Pacifico SAC, VRN, 7.75%, 6/24/56(1)	1,108,000	1,130,936
		1,980,571
El Salvador — 1.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)	5,655,000	6,078,559
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,243,070	1,255,899
Indonesia — 1.5%
Danantara Investment Management PT, 5.35%, 6/18/31(1)	2,600,000	2,570,252
Pertamina Hulu Energi PT, 5.25%, 5/21/30(1)	4,000,000	3,964,356
		6,534,608
Jamaica — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	750,000	774,988
Kazakhstan — 0.3%
QazaqGaz NC JSC, 5.625%, 5/8/36(1)	1,500,000	1,454,989
Malaysia — 1.7%
Petronas Capital Ltd., 5.34%, 4/3/35(1)	4,000,000	4,002,467
Petronas Capital Ltd., 4.55%, 4/21/50	4,175,000	3,435,673
		7,438,140
Mexico — 1.5%
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)	1,000,000	986,250
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	2,270,000	2,210,617
COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)(5)	729,000	731,916
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	700,000	687,750
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	2,222,901	2,210,564
		6,827,097
Saudi Arabia — 2.5%
Gaci First Investment Co., 5.25%, 1/29/30	10,080,000	10,075,981
Green Palm Bidco SARL, 5.96%, 6/30/41(1)	487,000	477,567
Ma'aden Sukuk Ltd., 5.25%, 1/29/36(1)	900,000	866,585
		11,420,133
Venezuela — 1.3%
Petroleos de Venezuela SA, 6.00%, 11/15/26(1)(4)(9)	15,600,000	5,912,400
TOTAL CORPORATE BONDS (Cost $53,843,413)		55,857,948
U.S. TREASURY SECURITIES — 2.0%
U.S. Treasury Notes, 1.875%, 2/15/32(6)	8,881,000	7,758,039
U.S. Treasury Notes, 3.375%, 5/15/33	1,105,000	1,029,571
TOTAL U.S. TREASURY SECURITIES (Cost $9,536,374)		8,787,610

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Chile — 0.4%
Banco de Credito e Inversiones SA, 8.75%, 5/8/29(1)	1,500,000	1,581,990
Mexico — 0.2%
Banco Mercantil del Norte SA, 8.375%, 10/14/30(1)	400,000	413,702
Banco Mercantil del Norte SA, 8.00%, 1/24/33(1)	711,000	710,822
		1,124,524
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $2,713,274)		2,706,514
SHORT-TERM INVESTMENTS — 4.9%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	110,720	110,720
State Street Navigator Securities Lending Government Money Market Portfolio(7)	990,210	990,210
		1,100,930
Repurchase Agreements — 4.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 4.00%, 7/31/29 - 8/31/29, valued at $21,506,892), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $21,091,396)		21,085,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,185,930)		22,185,930
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $431,962,659)		446,265,406
OTHER ASSETS AND LIABILITIES — 0.7%		3,215,541
TOTAL NET ASSETS — 100.0%		$449,480,947

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,647,420	USD	4,597,017	Goldman Sachs & Co. LLC	9/16/26	$76,921
AUD	6,500,761	USD	4,519,562	JPMorgan Chase Bank NA	9/16/26	51,256
USD	4,601,050	AUD	6,647,420	JPMorgan Chase Bank NA	9/16/26	(72,888)
BRL	23,476,132	USD	4,475,984	Citibank NA	9/16/26	107,152
BRL	35,700,288	USD	6,731,192	Citibank NA	9/16/26	238,410
BRL	24,251,230	USD	4,581,236	Citibank NA	9/16/26	153,219
BRL	23,883,569	USD	4,530,680	Citibank NA	9/16/26	131,998
BRL	21,218,881	USD	4,146,183	Citibank NA	9/16/26	(3,720)
BRL	47,309,010	USD	9,000,508	Goldman Sachs & Co. LLC	9/16/26	235,410
BRL	23,001,123	USD	4,449,545	Goldman Sachs & Co. LLC	9/16/26	40,857
BRL	23,001,122	USD	4,450,113	Goldman Sachs & Co. LLC	9/16/26	40,289
BRL	23,300,631	USD	4,518,306	Goldman Sachs & Co. LLC	9/16/26	30,568
BRL	23,476,132	USD	4,468,920	Morgan Stanley & Co. LLC	9/16/26	114,216
BRL	23,866,444	USD	4,519,989	Morgan Stanley & Co. LLC	9/16/26	139,346
BRL	23,176,566	USD	4,520,669	Morgan Stanley & Co. LLC	9/16/26	3,984
BRL	35,700,645	USD	6,740,017	UBS AG8	9/16/26	229,654
BRL	23,924,246	USD	4,543,009	UBS AG8	9/16/26	127,611
BRL	11,871,418	USD	2,248,067	UBS AG8	9/16/26	69,535
BRL	11,918,329	USD	2,261,981	UBS AG8	9/16/26	64,779
USD	6,720,727	BRL	35,700,288	Bank of America NA	9/16/26	(248,874)
USD	4,506,437	BRL	23,866,444	Bank of America NA	9/16/26	(152,898)
USD	4,474,320	BRL	23,476,132	Citibank NA	9/16/26	(108,816)
USD	4,540,636	BRL	23,924,246	Citibank NA	9/16/26	(129,984)
USD	4,415,079	BRL	22,732,048	Citibank NA	9/16/26	(22,793)
USD	4,513,421	BRL	23,442,032	Goldman Sachs & Co. LLC	9/16/26	(63,058)
USD	4,461,141	BRL	23,476,132	Goldman Sachs & Co. LLC	9/16/26	(121,995)
USD	11,366,319	BRL	59,951,875	Goldman Sachs & Co. LLC	9/16/26	(337,807)
USD	4,476,340	BRL	23,100,959	Goldman Sachs & Co. LLC	9/16/26	(33,553)

USD	4,408,887	BRL	22,732,047	JPMorgan Chase Bank NA	9/16/26	(28,985)
USD	4,554,585	BRL	23,428,102	JPMorgan Chase Bank NA	9/16/26	(19,175)
USD	4,612,541	BRL	23,866,978	UBS AG8	9/16/26	(46,899)
CHF	3,673,233	USD	4,546,863	JPMorgan Chase Bank NA	9/16/26	17,980
CHF	3,716,061	USD	4,637,110	Morgan Stanley & Co. LLC	9/16/26	(19,043)
USD	4,650,552	CHF	3,716,061	Citibank NA	9/16/26	32,485
USD	4,546,919	CHF	3,673,233	Goldman Sachs & Co. LLC	9/16/26	(17,924)
CLP	4,130,991,931	USD	4,674,072	Bank of America NA	9/16/26	(229,532)
CLP	8,423,584,488	USD	9,135,218	Bank of America NA	9/16/26	(72,272)
CLP	4,204,678,929	USD	4,573,385	Bank of America NA	9/16/26	(49,565)
CLP	4,230,109,617	USD	4,542,643	Bank of America NA	9/16/26	8,537
CLP	2,114,190,596	USD	2,289,398	Bank of America NA	9/16/26	(14,738)
CLP	8,353,554,218	USD	9,184,474	Citibank NA	9/16/26	(196,873)
CLP	4,096,282,820	USD	4,565,782	Citibank NA	9/16/26	(158,586)
CLP	4,221,801,447	USD	4,579,556	Citibank NA	9/16/26	(37,314)
CLP	4,261,598,691	USD	4,556,203	Citibank NA	9/16/26	28,857
CLP	4,256,720,813	USD	4,632,788	Goldman Sachs & Co. LLC	9/16/26	(52,976)
CLP	4,266,064,816	USD	4,530,794	Goldman Sachs & Co. LLC	9/16/26	59,071
CLP	6,345,164,425	USD	6,793,826	Goldman Sachs & Co. LLC	9/16/26	32,946
CLP	4,226,652,767	USD	4,560,944	Goldman Sachs & Co. LLC	9/16/26	(13,482)
CLP	4,256,720,813	USD	4,635,789	JPMorgan Chase Bank NA	9/16/26	(55,978)
CLP	6,246,394,335	USD	6,826,660	Morgan Stanley & Co. LLC	9/16/26	(106,156)
CLP	4,230,109,617	USD	4,519,058	Morgan Stanley & Co. LLC	9/16/26	32,123
CLP	8,515,812,823	USD	9,314,532	UBS AG8	9/16/26	(152,357)
CLP	2,078,186,573	USD	2,240,898	UBS AG8	9/16/26	(4,974)
USD	4,756,917	CLP	4,221,098,298	Bank of America NA	9/16/26	215,432
USD	4,551,219	CLP	4,100,875,830	Bank of America NA	9/16/26	139,081
USD	4,650,335	CLP	4,167,165,031	Bank of America NA	9/16/26	166,876
USD	4,585,381	CLP	4,226,299,477	Bank of America NA	9/16/26	38,299
USD	4,577,782	CLP	4,226,299,476	Bank of America NA	9/16/26	30,700
USD	4,530,966	CLP	4,230,109,617	Bank of America NA	9/16/26	(20,215)
USD	4,543,329	CLP	4,130,931,046	Citibank NA	9/16/26	98,855
USD	6,845,669	CLP	6,408,641,876	Citibank NA	9/16/26	(49,397)
USD	4,668,863	CLP	4,336,393,260	Citibank NA	9/16/26	3,332
USD	2,235,999	CLP	2,018,605,129	Goldman Sachs & Co. LLC	9/16/26	64,179
USD	2,314,118	CLP	2,115,463,289	Goldman Sachs & Co. LLC	9/16/26	38,088
USD	4,620,817	CLP	4,267,892,799	Goldman Sachs & Co. LLC	9/16/26	28,985
USD	4,576,566	CLP	4,242,476,859	Goldman Sachs & Co. LLC	9/16/26	12,080
USD	6,780,470	CLP	6,345,164,425	Goldman Sachs & Co. LLC	9/16/26	(46,301)
USD	6,775,892	CLP	6,345,164,425	Goldman Sachs & Co. LLC	9/16/26	(50,879)
USD	2,297,373	CLP	2,073,084,681	UBS AG8	9/16/26	66,939
USD	9,144,203	CLP	8,423,584,488	UBS AG8	9/16/26	81,256
USD	4,562,178	CLP	4,266,623,420	UBS AG8	9/16/26	(28,288)
COP	15,895,648,950	USD	4,522,722	Citibank NA	9/16/26	465,821
COP	7,960,423,134	USD	2,272,803	Citibank NA	9/16/26	225,423
COP	5,493,506,375	USD	1,693,681	Goldman Sachs & Co. LLC	9/16/26	30,350
COP	15,816,605,999	USD	4,549,813	JPMorgan Chase Bank NA	9/16/26	413,924
COP	8,203,188,891	USD	2,258,830	Morgan Stanley & Co. LLC	9/16/26	315,583
COP	8,183,799,175	USD	2,234,179	Morgan Stanley & Co. LLC	9/16/26	334,148
USD	5,012,193	COP	17,592,798,168	Citibank NA	9/16/26	(508,968)
USD	4,466,945	COP	15,724,807,183	Citibank NA	9/16/26	(467,983)
USD	5,147,268	COP	18,023,931,402	JPMorgan Chase Bank NA	9/16/26	(509,196)
USD	6,884,352	COP	24,102,115,814	JPMorgan Chase Bank NA	9/16/26	(679,633)
USD	4,571,214	COP	15,898,866,260	Morgan Stanley & Co. LLC	9/16/26	(418,339)

USD	1,134,504	EUR	995,510	Morgan Stanley & Co. LLC	9/16/26	(15,421)
USD	10,694,823	EUR	9,253,794	UBS AG8	9/16/26	5,657
GBP	3,495,490	USD	4,631,470	Citibank NA	9/16/26	79,471
USD	4,626,093	GBP	3,495,490	Goldman Sachs & Co. LLC	9/16/26	(84,848)
HUF	1,436,565,613	USD	4,559,246	Bank of America NA	9/16/26	(27,462)
HUF	1,446,928,854	USD	4,628,266	Bank of America NA	9/16/26	(63,790)
HUF	4,349,934,445	USD	13,981,020	Bank of America NA	9/16/26	(258,734)
HUF	1,455,290,828	USD	4,593,518	Bank of America NA	9/16/26	(2,663)
HUF	1,446,799,660	USD	4,569,110	Bank of America NA	9/16/26	(5,042)
HUF	1,425,645,247	USD	4,548,707	Citibank NA	9/16/26	(51,372)
HUF	1,475,668,803	USD	4,685,908	Citibank NA	9/16/26	(30,769)
HUF	1,445,967,779	USD	4,498,748	Citibank NA	9/16/26	62,697
HUF	1,391,755,784	USD	4,403,151	Citibank NA	9/16/26	(12,723)
HUF	1,428,097,045	USD	4,504,153	Citibank NA	9/16/26	917
HUF	1,428,097,045	USD	4,504,420	Citibank NA	9/16/26	650
HUF	1,432,880,858	USD	4,524,666	Citibank NA	9/16/26	(4,506)
HUF	1,432,880,857	USD	4,519,621	Citibank NA	9/16/26	539
HUF	1,430,658,987	USD	4,506,409	Citibank NA	9/16/26	6,743
HUF	556,522,950	USD	1,837,300	Goldman Sachs & Co. LLC	9/16/26	(81,695)
HUF	1,407,259,666	USD	4,566,118	Goldman Sachs & Co. LLC	9/16/26	(126,781)
HUF	2,101,257,006	USD	6,803,893	Goldman Sachs & Co. LLC	9/16/26	(175,275)
HUF	1,399,267,297	USD	4,529,226	Goldman Sachs & Co. LLC	9/16/26	(115,103)
HUF	2,127,768,560	USD	6,796,463	Goldman Sachs & Co. LLC	9/16/26	(84,212)
HUF	1,439,589,944	USD	4,514,919	Goldman Sachs & Co. LLC	9/16/26	26,406
HUF	1,428,158,173	USD	4,487,574	Goldman Sachs & Co. LLC	9/16/26	17,689
HUF	1,432,843,229	USD	4,492,236	Goldman Sachs & Co. LLC	9/16/26	27,806
HUF	717,475,419	USD	2,271,341	Goldman Sachs & Co. LLC	9/16/26	(7,996)
HUF	1,417,181,998	USD	4,460,134	Goldman Sachs & Co. LLC	9/16/26	10,503
HUF	2,868,162,269	USD	8,983,152	JPMorgan Chase Bank NA	9/16/26	64,742
HUF	1,352,872,010	USD	4,470,158	Morgan Stanley & Co. LLC	9/16/26	(202,394)
HUF	700,419,003	USD	2,273,558	Morgan Stanley & Co. LLC	9/16/26	(64,018)
HUF	2,865,907,908	USD	9,179,209	Morgan Stanley & Co. LLC	9/16/26	(138,427)
HUF	1,433,151,407	USD	4,545,282	Morgan Stanley & Co. LLC	9/16/26	(24,268)
HUF	1,435,170,170	USD	4,532,153	Morgan Stanley & Co. LLC	9/16/26	(4,771)
HUF	163,020,780	USD	511,404	Morgan Stanley & Co. LLC	9/16/26	2,860
HUF	1,428,158,174	USD	4,488,180	Morgan Stanley & Co. LLC	9/16/26	17,082
HUF	1,428,158,173	USD	4,488,022	Morgan Stanley & Co. LLC	9/16/26	17,240
HUF	716,610,907	USD	2,249,120	Morgan Stanley & Co. LLC	9/16/26	11,498
HUF	2,873,131,226	USD	9,132,251	UBS AG8	9/16/26	(68,682)
HUF	2,873,131,226	USD	9,113,662	UBS AG8	9/16/26	(50,093)
HUF	1,450,580,516	USD	4,631,652	UBS AG8	9/16/26	(55,656)
HUF	2,870,952,041	USD	9,200,083	UBS AG8	9/16/26	(143,388)
HUF	1,435,469,011	USD	4,585,857	UBS AG8	9/16/26	(57,532)
HUF	1,429,015,707	USD	4,592,888	UBS AG8	9/16/26	(84,921)
HUF	2,864,567,982	USD	8,991,574	UBS AG8	9/16/26	44,981
HUF	1,447,926,336	USD	4,568,548	UBS AG8	9/16/26	(925)
USD	3,311,155	HUF	1,005,930,811	Bank of America NA	9/16/26	137,849
USD	4,567,313	HUF	1,394,511,126	Bank of America NA	9/16/26	168,193
USD	9,115,409	HUF	2,873,131,226	Bank of America NA	9/16/26	51,840
USD	9,089,301	HUF	2,901,303,043	Bank of America NA	9/16/26	(63,139)
USD	4,478,935	HUF	1,428,158,174	Bank of America NA	9/16/26	(26,327)
USD	4,516,531	HUF	1,432,843,229	Bank of America NA	9/16/26	(3,511)
USD	4,602,590	HUF	1,442,968,537	Citibank NA	9/16/26	50,607
USD	4,611,014	HUF	1,438,724,389	Citibank NA	9/16/26	72,419

USD	4,585,691	HUF	1,437,367,446	Citibank NA	9/16/26	51,377
USD	4,581,571	HUF	1,445,606,111	Citibank NA	9/16/26	21,267
USD	8,972,577	HUF	2,868,162,269	Citibank NA	9/16/26	(75,317)
USD	4,524,125	HUF	1,435,486,392	Citibank NA	9/16/26	(4,255)
USD	4,500,257	HUF	1,428,097,045	Citibank NA	9/16/26	(4,813)
USD	4,522,661	HUF	1,434,106,754	Citibank NA	9/16/26	(1,367)
USD	4,511,237	HUF	1,430,864,555	Citibank NA	9/16/26	(2,563)
USD	995,036	HUF	308,193,953	Goldman Sachs & Co. LLC	9/16/26	22,809
USD	9,072,485	HUF	2,801,676,009	Goldman Sachs & Co. LLC	9/16/26	234,328
USD	4,535,524	HUF	1,400,838,004	Goldman Sachs & Co. LLC	9/16/26	116,446
USD	4,524,468	HUF	1,399,267,297	Goldman Sachs & Co. LLC	9/16/26	110,344
USD	4,549,010	HUF	1,408,410,150	Goldman Sachs & Co. LLC	9/16/26	106,045
USD	9,184,804	HUF	2,884,101,688	Goldman Sachs & Co. LLC	9/16/26	86,628
USD	9,286,524	HUF	2,901,161,031	Goldman Sachs & Co. LLC	9/16/26	134,532
USD	8,951,923	HUF	2,867,544,226	Goldman Sachs & Co. LLC	9/16/26	(94,021)
USD	4,485,053	HUF	1,428,035,917	Goldman Sachs & Co. LLC	9/16/26	(19,824)
USD	9,021,721	HUF	2,865,686,458	Goldman Sachs & Co. LLC	9/16/26	(18,363)
USD	4,481,572	HUF	1,417,629,276	Goldman Sachs & Co. LLC	9/16/26	9,524
USD	6,933,247	HUF	2,107,386,012	Morgan Stanley & Co. LLC	9/16/26	285,295
USD	4,567,566	HUF	1,436,565,613	Morgan Stanley & Co. LLC	9/16/26	35,781
USD	4,578,872	HUF	1,435,498,693	Morgan Stanley & Co. LLC	9/16/26	50,453
USD	4,533,777	HUF	1,431,436,682	Morgan Stanley & Co. LLC	9/16/26	18,172
USD	9,010,103	HUF	2,853,849,225	Morgan Stanley & Co. LLC	9/16/26	7,361
USD	4,480,267	HUF	1,424,899,770	Morgan Stanley & Co. LLC	9/16/26	(14,716)
USD	4,486,996	HUF	1,423,675,669	Morgan Stanley & Co. LLC	9/16/26	(4,126)
USD	2,384,153	HUF	753,751,558	Morgan Stanley & Co. LLC	9/16/26	6,372
USD	2,278,950	HUF	711,496,915	UBS AG8	9/16/26	34,465
USD	9,355,023	HUF	2,914,293,479	UBS AG8	9/16/26	161,603
USD	4,590,396	HUF	1,433,141,850	UBS AG8	9/16/26	69,412
USD	4,572,065	HUF	1,435,453,348	UBS AG8	9/16/26	43,789
USD	4,482,219	HUF	1,428,158,173	UBS AG8	9/16/26	(23,044)
USD	2,241,747	HUF	716,686,164	UBS AG8	9/16/26	(19,108)
IDR	82,480,385,401	USD	4,559,320	Bank of America NA	9/16/26	(3,006)
IDR	80,670,851,186	USD	4,467,641	Bank of America NA	9/16/26	(11,287)
IDR	43,816,217,967	USD	2,430,993	Bank of America NA	9/16/26	(10,533)
IDR	82,757,070,427	USD	4,549,467	Citibank NA	9/16/26	22,132
IDR	80,360,004,498	USD	4,431,235	Citibank NA	9/16/26	7,947
IDR	81,515,725,887	USD	4,496,377	Citibank NA	9/16/26	6,648
IDR	81,894,062,786	USD	4,528,287	Goldman Sachs & Co. LLC	9/16/26	(4,361)
IDR	82,857,475,933	USD	4,651,230	Goldman Sachs & Co. LLC	9/16/26	(74,085)
IDR	83,325,251,136	USD	4,613,393	Goldman Sachs & Co. LLC	9/16/26	(10,407)
IDR	82,338,380,238	USD	4,596,348	UBS AG8	9/16/26	(47,878)
IDR	82,493,175,505	USD	4,561,568	UBS AG8	9/16/26	(4,547)
IDR	83,010,385,574	USD	4,605,345	UBS AG8	9/16/26	(19,753)
IDR	81,140,568,179	USD	4,478,297	UBS AG8	9/16/26	4,004
IDR	81,011,985,665	USD	4,471,201	UBS AG8	9/16/26	3,998
USD	9,234,641	IDR	164,751,538,719	Bank of America NA	9/16/26	133,571
USD	4,591,620	IDR	82,340,607,300	Bank of America NA	9/16/26	43,027
USD	3,551,183	IDR	63,800,904,961	Citibank NA	9/16/26	26,745
USD	4,539,200	IDR	82,063,285,620	Citibank NA	9/16/26	5,927
USD	4,562,518	IDR	82,445,160,050	Citibank NA	9/16/26	8,150
USD	4,459,224	IDR	80,543,391,491	Citibank NA	9/16/26	9,911
USD	4,395,756	IDR	79,380,316,972	Citibank NA	9/16/26	10,693
USD	3,277,758	IDR	59,057,978,764	Goldman Sachs & Co. LLC	9/16/26	15,325

USD	4,553,185	IDR	82,093,020,912	Goldman Sachs & Co. LLC	9/16/26	18,270
USD	4,580,086	IDR	82,757,122,204	Goldman Sachs & Co. LLC	9/16/26	8,485
USD	4,449,115	IDR	80,867,113,660	JPMorgan Chase Bank NA	9/16/26	(18,080)
USD	4,533,532	IDR	82,425,871,186	UBS AG8	9/16/26	(19,771)
USD	4,458,912	IDR	81,119,195,558	UBS AG8	9/16/26	(22,209)
ILS	13,784,173	USD	4,509,167	UBS AG8	9/16/26	6,912
USD	4,503,869	ILS	13,784,173	Goldman Sachs & Co. LLC	9/16/26	(12,210)
INR	433,549,273	USD	4,487,512	Bank of America NA	9/16/26	39,385
INR	658,973,733	USD	6,922,393	Citibank NA	9/16/26	(41,731)
INR	438,396,356	USD	4,614,990	Goldman Sachs & Co. LLC	9/16/26	(37,483)
INR	437,261,617	USD	4,557,752	Goldman Sachs & Co. LLC	9/16/26	7,907
INR	437,413,240	USD	4,608,731	UBS AG8	9/16/26	(41,489)
INR	433,549,272	USD	4,487,879	UBS AG8	9/16/26	39,018
USD	4,573,658	INR	440,342,142	Bank of America NA	9/16/26	(24,167)
USD	6,896,486	INR	658,973,733	Citibank NA	9/16/26	15,824
USD	8,990,904	INR	872,729,071	Goldman Sachs & Co. LLC	9/16/26	(121,680)
USD	4,522,295	INR	434,435,593	UBS AG8	9/16/26	(13,856)
KRW	7,016,658,645	USD	4,572,781	Bank of America NA	9/16/26	291,681
KRW	7,085,318,188	USD	4,593,697	Bank of America NA	9/16/26	318,365
KRW	7,118,357,715	USD	4,626,306	Bank of America NA	9/16/26	308,662
KRW	6,917,787,139	USD	4,640,319	Bank of America NA	9/16/26	155,599
KRW	6,835,472,093	USD	4,584,827	Bank of America NA	9/16/26	154,024
KRW	6,532,284,717	USD	4,544,040	Bank of America NA	9/16/26	(15,381)
KRW	13,611,014,972	USD	9,197,626	Citibank NA	9/16/26	238,528
KRW	6,748,736,631	USD	4,558,971	Citibank NA	9/16/26	119,748
KRW	6,615,009,309	USD	4,512,285	Citibank NA	9/16/26	73,725
KRW	6,663,989,240	USD	4,435,373	Goldman Sachs & Co. LLC	9/16/26	184,593
KRW	13,318,356,656	USD	9,010,113	Goldman Sachs & Co. LLC	9/16/26	223,148
KRW	6,711,896,853	USD	4,556,743	Goldman Sachs & Co. LLC	9/16/26	96,436
KRW	7,016,660,504	USD	4,575,055	JPMorgan Chase Bank NA	9/16/26	289,409
KRW	7,137,562,443	USD	4,632,720	JPMorgan Chase Bank NA	9/16/26	315,562
KRW	6,463,820,699	USD	4,492,389	Morgan Stanley & Co. LLC	9/16/26	(11,195)
KRW	13,910,926,447	USD	9,110,306	UBS AG8	9/16/26	533,769
KRW	7,137,927,684	USD	4,595,756	UBS AG8	9/16/26	352,779
KRW	6,615,009,308	USD	4,507,250	UBS AG8	9/16/26	78,760
KRW	6,665,426,290	USD	4,631,170	UBS AG8	9/16/26	(10,208)
KRW	6,465,860,428	USD	4,493,930	UBS AG8	9/16/26	(11,321)
USD	4,565,799	KRW	7,024,528,025	Bank of America NA	9/16/26	(304,119)
USD	4,493,485	KRW	6,894,264,083	Bank of America NA	9/16/26	(286,125)
USD	4,594,591	KRW	7,085,318,188	Bank of America NA	9/16/26	(317,472)
USD	4,785,206	KRW	7,233,987,773	Bank of America NA	9/16/26	(229,925)
USD	4,491,068	KRW	6,582,873,383	Bank of America NA	9/16/26	(72,662)
USD	4,566,738	KRW	6,630,675,767	Bank of America NA	9/16/26	(30,132)
USD	9,136,083	KRW	13,197,711,007	Bank of America NA	9/16/26	(13,538)
USD	4,505,771	KRW	6,464,880,923	Bank of America NA	9/16/26	23,842
USD	4,479,281	KRW	6,464,722,441	Bank of America NA	9/16/26	(2,539)
USD	4,546,130	KRW	6,852,745,797	Citibank NA	9/16/26	(204,696)
USD	4,646,109	KRW	6,935,060,843	Citibank NA	9/16/26	(161,784)
USD	9,238,061	KRW	13,670,944,186	Citibank NA	9/16/26	(239,640)
USD	9,164,988	KRW	13,521,472,934	Citibank NA	9/16/26	(209,089)
USD	4,543,344	KRW	6,599,342,850	Citibank NA	9/16/26	(31,805)
USD	4,510,399	KRW	6,464,800,204	Citibank NA	9/16/26	28,526
USD	4,568,759	KRW	7,016,660,504	Goldman Sachs & Co. LLC	9/16/26	(295,705)
USD	4,617,099	KRW	7,118,357,715	Goldman Sachs & Co. LLC	9/16/26	(317,868)

USD	4,607,089	KRW	6,838,278,669	Goldman Sachs & Co. LLC	9/16/26	(133,708)
USD	4,710,554	KRW	6,877,248,740	Goldman Sachs & Co. LLC	9/16/26	(57,259)
USD	4,567,989	KRW	7,008,792,984	UBS AG8	9/16/26	(291,021)
USD	4,481,604	KRW	6,570,131,386	UBS AG8	9/16/26	(73,293)
MXN	38,868,046	USD	2,238,433	Bank of America NA	9/17/26	(2,531)
MXN	79,722,109	USD	4,558,610	Bank of America NA	9/17/26	27,442
MXN	161,251,131	USD	9,099,433	Bank of America NA	9/17/26	176,614
MXN	161,251,131	USD	9,071,798	Bank of America NA	9/17/26	204,250
MXN	180,194,706	USD	10,213,754	Bank of America NA	9/17/26	152,032
MXN	80,571,534	USD	4,572,025	Bank of America NA	9/17/26	62,890
MXN	80,661,407	USD	4,572,332	Bank of America NA	9/17/26	67,754
MXN	80,300,036	USD	4,551,081	Citibank NA	9/17/26	68,216
MXN	78,711,279	USD	4,495,639	Citibank NA	9/17/26	32,264
MXN	79,186,442	USD	4,525,831	Citibank NA	9/17/26	29,407
MXN	78,657,543	USD	4,494,883	Citibank NA	9/17/26	29,930
MXN	161,143,856	USD	9,145,012	Goldman Sachs & Co. LLC	9/17/26	124,864
MXN	79,918,065	USD	4,538,975	Goldman Sachs & Co. LLC	9/17/26	58,350
MXN	80,050,123	USD	4,552,160	Goldman Sachs & Co. LLC	9/17/26	52,761
MXN	157,334,249	USD	8,966,839	Goldman Sachs & Co. LLC	9/17/26	83,888
MXN	78,711,280	USD	4,493,148	Goldman Sachs & Co. LLC	9/17/26	34,755
MXN	81,659,620	USD	4,610,713	Morgan Stanley & Co. LLC	9/17/26	86,796
MXN	161,661,565	USD	9,190,198	Morgan Stanley & Co. LLC	9/17/26	109,460
MXN	79,662,718	USD	4,551,316	Morgan Stanley & Co. LLC	9/17/26	31,320
MXN	80,014,507	USD	4,550,399	Morgan Stanley & Co. LLC	9/17/26	52,473
MXN	78,667,125	USD	4,487,829	Morgan Stanley & Co. LLC	9/17/26	37,535
MXN	79,632,720	USD	4,555,127	UBS AG8	9/17/26	25,783
MXN	78,667,125	USD	4,490,138	UBS AG8	9/17/26	35,225
USD	4,608,352	MXN	80,746,848	Bank of America NA	9/17/26	(36,649)
USD	9,092,891	MXN	161,251,131	Bank of America NA	9/17/26	(183,156)
USD	5,621,588	MXN	99,231,353	Bank of America NA	9/17/26	(86,743)
USD	4,529,000	MXN	80,231,424	Bank of America NA	9/17/26	(86,351)
USD	4,634,206	MXN	81,172,760	Bank of America NA	9/17/26	(35,296)
USD	4,541,481	MXN	79,794,166	Bank of America NA	9/17/26	(48,716)
USD	8,987,703	MXN	157,422,559	Bank of America NA	9/17/26	(68,104)
USD	4,618,299	MXN	81,629,209	Citibank NA	9/17/26	(77,459)
USD	4,612,222	MXN	81,236,997	Citibank NA	9/17/26	(60,975)
USD	4,504,928	MXN	79,494,367	Citibank NA	9/17/26	(68,023)
USD	4,487,571	MXN	78,598,006	Citibank NA	9/17/26	(33,816)
USD	4,505,367	MXN	78,902,492	Citibank NA	9/17/26	(33,536)
USD	6,864,006	MXN	118,956,563	Goldman Sachs & Co. LLC	9/17/26	20,974
USD	1,018,483	MXN	17,853,542	Morgan Stanley & Co. LLC	9/17/26	(8,550)
USD	4,485,875	MXN	79,422,006	Morgan Stanley & Co. LLC	9/17/26	(82,913)
USD	4,603,142	MXN	81,599,615	Morgan Stanley & Co. LLC	9/17/26	(90,914)
USD	4,570,658	MXN	80,516,429	Morgan Stanley & Co. LLC	9/17/26	(61,088)
USD	4,563,363	MXN	80,570,656	Morgan Stanley & Co. LLC	9/17/26	(71,502)
USD	4,521,893	MXN	79,431,604	Morgan Stanley & Co. LLC	9/17/26	(47,448)
USD	9,058,433	MXN	159,053,617	Morgan Stanley & Co. LLC	9/17/26	(91,201)
USD	8,962,240	MXN	157,334,249	Morgan Stanley & Co. LLC	9/17/26	(88,487)
USD	4,551,592	MXN	79,632,720	UBS AG8	9/17/26	(29,318)
USD	4,622,024	MXN	81,487,829	UBS AG8	9/17/26	(65,602)
USD	4,567,562	MXN	80,573,200	UBS AG8	9/17/26	(67,449)
USD	3,178,026	MYR	12,917,086	Morgan Stanley & Co. LLC	9/17/26	13,037
PLN	12,741,021	USD	3,428,717	Goldman Sachs & Co. LLC	9/16/26	(18,270)
USD	3,383,754	PLN	12,524,364	Citibank NA	9/16/26	31,301

THB	228,654,404	USD	6,855,300	Citibank NA	9/16/26	15,435
THB	306,979,424	USD	9,270,606	Citibank NA	9/16/26	(46,317)
THB	302,179,745	USD	9,050,305	Citibank NA	9/16/26	29,760
THB	153,726,427	USD	4,620,600	Goldman Sachs & Co. LLC	9/16/26	(1,342)
THB	152,077,680	USD	4,502,057	Goldman Sachs & Co. LLC	9/16/26	67,658
THB	151,699,572	USD	4,571,095	JPMorgan Chase Bank NA	9/16/26	(12,742)
THB	304,885,337	USD	9,137,920	JPMorgan Chase Bank NA	9/16/26	23,444
THB	300,837,341	USD	9,297,816	UBS AG8	9/16/26	(258,088)
THB	306,384,281	USD	9,234,506	UBS AG8	9/16/26	(28,100)
THB	153,191,393	USD	4,607,274	UBS AG8	9/16/26	(4,093)
THB	151,245,266	USD	4,500,276	UBS AG8	9/16/26	44,426
USD	9,128,932	THB	304,885,337	Bank of America NA	9/16/26	(32,432)
USD	4,631,355	THB	153,610,934	Citibank NA	9/16/26	15,568
USD	4,602,718	THB	153,194,560	Citibank NA	9/16/26	(558)
USD	9,060,210	THB	302,179,745	Citibank NA	9/16/26	(19,856)
USD	6,872,587	THB	228,654,404	Goldman Sachs & Co. LLC	9/16/26	1,852
USD	4,604,697	THB	153,726,427	Goldman Sachs & Co. LLC	9/16/26	(14,560)
USD	4,499,806	THB	152,077,680	Goldman Sachs & Co. LLC	9/16/26	(69,909)
USD	9,272,945	THB	300,837,341	JPMorgan Chase Bank NA	9/16/26	233,217
USD	4,600,041	THB	153,189,721	JPMorgan Chase Bank NA	9/16/26	(3,090)
USD	9,051,821	THB	302,174,223	Morgan Stanley & Co. LLC	9/16/26	(28,079)
USD	4,634,043	THB	151,699,572	UBS AG8	9/16/26	75,690
USD	4,622,805	THB	153,368,490	UBS AG8	9/16/26	14,303
USD	4,612,531	THB	153,191,393	UBS AG8	9/16/26	9,351
USD	4,495,941	THB	151,245,266	UBS AG8	9/16/26	(48,761)
TRY	107,100,227	USD	2,171,142	Citibank NA	9/16/26	2,379
USD	2,176,816	TRY	107,464,592	Goldman Sachs & Co. LLC	9/16/26	(4,099)
USD	6,830,799	ZAR	111,546,498	Bank of America NA	9/16/26	101,720
USD	4,597,528	ZAR	75,444,183	Bank of America NA	9/16/26	46,332
USD	4,565,860	ZAR	75,437,245	Bank of America NA	9/16/26	15,083
USD	9,067,026	ZAR	151,611,853	Bank of America NA	9/16/26	(79,009)
USD	9,086,124	ZAR	151,891,593	Bank of America NA	9/16/26	(76,787)
USD	4,547,280	ZAR	75,945,797	Bank of America NA	9/16/26	(34,175)
USD	9,254,394	ZAR	153,431,589	Bank of America NA	9/16/26	(1,418)
USD	4,575,129	ZAR	75,575,921	Bank of America NA	9/16/26	15,986
USD	4,569,635	ZAR	75,573,534	Bank of America NA	9/16/26	10,637
USD	4,615,248	ZAR	76,365,644	Bank of America NA	9/16/26	8,465
USD	4,568,034	ZAR	75,250,686	Bank of America NA	9/16/26	28,511
USD	9,061,714	ZAR	149,675,776	Bank of America NA	9/16/26	32,473
USD	8,987,970	ZAR	149,032,230	Bank of America NA	9/16/26	(2,449)
USD	4,471,130	ZAR	75,400,592	Bank of America NA	9/16/26	(77,436)
USD	4,470,085	ZAR	75,400,591	Bank of America NA	9/16/26	(78,480)
USD	9,050,875	ZAR	151,160,773	Bank of America NA	9/16/26	(67,949)
USD	9,068,582	ZAR	150,095,318	Citibank NA	9/16/26	14,032
USD	4,565,028	ZAR	75,651,598	Citibank NA	9/16/26	1,320
USD	4,541,818	ZAR	75,090,649	Citibank NA	9/16/26	11,950
USD	4,388,357	ZAR	74,017,554	Citibank NA	9/16/26	(76,777)
USD	4,471,701	ZAR	75,397,365	Citibank NA	9/16/26	(76,671)
USD	4,554,970	ZAR	76,754,450	Citibank NA	9/16/26	(75,268)
USD	4,470,781	ZAR	75,397,364	Citibank NA	9/16/26	(77,590)
USD	8,854,525	ZAR	148,018,909	Goldman Sachs & Co. LLC	9/16/26	(74,765)
USD	2,244,393	ZAR	37,804,147	Goldman Sachs & Co. LLC	9/16/26	(36,155)
USD	4,635,965	ZAR	76,635,470	JPMorgan Chase Bank NA	9/16/26	12,905
USD	8,982,863	ZAR	149,975,479	JPMorgan Chase Bank NA	9/16/26	(64,457)
USD	4,538,395	ZAR	75,047,659	Morgan Stanley & Co. LLC	9/16/26	11,120

USD	4,527,018	ZAR	75,056,179	Morgan Stanley & Co. LLC	9/16/26	(771)
USD	4,427,428	ZAR	75,075,052	Morgan Stanley & Co. LLC	9/16/26	(101,499)
USD	4,587,704	ZAR	75,444,207	UBS AG8	9/16/26	36,507
USD	4,469,142	ZAR	75,397,365	UBS AG8	9/16/26	(79,230)
USD	4,521,683	ZAR	75,871,254	UBS AG8	9/16/26	(55,276)
USD	4,496,053	ZAR	75,476,158	UBS AG8	9/16/26	(57,071)
ZAR	150,857,296	USD	9,056,611	Bank of America NA	9/16/26	43,906
ZAR	151,891,593	USD	9,095,301	Bank of America NA	9/16/26	67,610
ZAR	75,945,797	USD	4,548,258	Bank of America NA	9/16/26	33,197
ZAR	76,463,817	USD	4,595,813	Bank of America NA	9/16/26	16,892
ZAR	151,631,215	USD	9,201,692	Bank of America NA	9/16/26	(54,488)
ZAR	149,538,876	USD	9,065,654	Bank of America NA	9/16/26	(44,672)
ZAR	75,987,776	USD	4,589,779	Bank of America NA	9/16/26	(5,791)
ZAR	149,128,380	USD	8,808,445	Bank of America NA	9/16/26	187,774
ZAR	75,491,799	USD	4,488,767	Bank of America NA	9/16/26	65,301
ZAR	74,916,045	USD	4,455,444	Bank of America NA	9/16/26	63,891
ZAR	150,801,183	USD	8,948,777	Bank of America NA	9/16/26	148,355
ZAR	35,074,520	USD	2,136,831	Citibank NA	9/16/26	(20,949)
ZAR	73,822,904	USD	4,471,749	Citibank NA	9/16/26	(18,358)
ZAR	112,571,489	USD	6,812,653	Citibank NA	9/16/26	(21,740)
ZAR	151,149,455	USD	9,180,876	Citibank NA	9/16/26	(62,734)
ZAR	75,574,358	USD	4,578,911	Citibank NA	9/16/26	(19,862)
ZAR	74,948,338	USD	4,546,672	Citibank NA	9/16/26	(25,389)
ZAR	75,184,160	USD	4,584,787	Citibank NA	9/16/26	(49,277)
ZAR	76,509,227	USD	4,650,600	Citibank NA	9/16/26	(35,155)
ZAR	75,397,365	USD	4,476,638	Citibank NA	9/16/26	71,733
ZAR	75,582,371	USD	4,504,422	Citibank NA	9/16/26	55,110
ZAR	76,738,929	USD	4,597,501	Citibank NA	9/16/26	31,801
ZAR	75,389,703	USD	4,517,061	Citibank NA	9/16/26	30,848
ZAR	81,359,215	USD	4,895,049	Goldman Sachs & Co. LLC	9/16/26	12,972
ZAR	151,891,593	USD	9,087,122	Goldman Sachs & Co. LLC	9/16/26	75,789
ZAR	76,715,794	USD	4,606,528	Goldman Sachs & Co. LLC	9/16/26	21,377
ZAR	75,427,653	USD	4,557,058	Goldman Sachs & Co. LLC	9/16/26	(6,859)
ZAR	75,400,592	USD	4,496,282	Goldman Sachs & Co. LLC	9/16/26	52,283
ZAR	36,896,463	USD	2,261,380	JPMorgan Chase Bank NA	9/16/26	(35,588)
ZAR	74,777,752	USD	4,545,405	Morgan Stanley & Co. LLC	9/16/26	(34,412)
ZAR	74,012,155	USD	4,380,655	Morgan Stanley & Co. LLC	9/16/26	84,153
ZAR	75,075,052	USD	4,442,200	Morgan Stanley & Co. LLC	9/16/26	86,728
ZAR	37,800,178	USD	2,248,729	Morgan Stanley & Co. LLC	9/16/26	31,579
ZAR	37,523,829	USD	2,275,982	UBS AG8	9/16/26	(12,345)
ZAR	75,400,592	USD	4,500,987	UBS AG8	9/16/26	47,579
ZAR	75,397,364	USD	4,476,041	UBS AG8	9/16/26	72,331
ZAR	75,582,371	USD	4,505,082	UBS AG8	9/16/26	54,450
						$40,718

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	319	September 2026	$65,589,391	$(230,018)
U.S. Treasury Long Bonds	163	September 2026	17,654,937	(644,435)
U.S. Treasury Ultra Bonds	104	September 2026	11,407,500	(445,525)
			$94,651,828	$(1,319,978)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	74	September 2026	$10,612,023	$113,208
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31	$2,400,000	$(57,601)	$13,811	$(43,790)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America NA	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$(12,319)
Bank of America NA	BZDIOVRA	Pay	14.27%	1/2/31	BRL	10,000,000	(4,670)
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	414,952
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.18%	1/2/29	BRL	60,000,000	(39,840)
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.01%	1/2/31	BRL	20,000,000	(75,350)
							$282,773
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	British Pound
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
PYG	–	Paraguay Guarani

THB	–	Thai Baht
TRY	–	Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $225,638,443, which represented 50.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security is in default.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $955,494. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,783,946.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $990,210.
(8)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $801,165.
(9)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$356,727,404	—
Corporate Bonds	—	55,857,948	—
U.S. Treasury Securities	—	8,787,610	—
Convertible Preferred Securities	—	2,706,514	—
Short-Term Investments	$1,100,930	21,085,000	—
	$1,100,930	$445,164,476	—
Other Financial Instruments
Futures Contracts	—	$113,208	—
Swap Agreements	—	414,952	—
Forward Foreign Currency Exchange Contracts	—	15,427,086	—
	—	$15,955,246	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,319,978	—	—
Swap Agreements	—	$175,969	—
Forward Foreign Currency Exchange Contracts	—	15,386,368	—
	$1,319,978	$15,562,337	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.